Acquisitions - Pro Forma Information (Details) - Caviar [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue	$ 971	$ 361
Net loss	$ (726)	$ (291)